Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Losses On Equity Method Investments

	Janssen AI	Proteostasis	Alkermes plc	Total
January 1, 2010	$235.0	$—	$—	$235.0
Net loss on equity method investments	(26.0)	—	—	(26.0)

December 31, 2010	209.0	—	—	209.0
Addition	—	20.0	528.6	548.6
Net loss on equity method investments	(78.4)	(2.7)	(0.7)	(81.8)

December 31, 2011	$130.6	$17.3	$527.9	$675.8

Summarized Income Statement

	2011	2010	2009
R&D expenses for the year/period	$185.3	$141.2	$36.0
Net loss for the year/period	$216.3	$173.6	$47.0

Janssen AI [Member]
Summarized Balance Sheet

	2011	2010
Current assets	$12.9	$14.3
Non-current assets	$688.6	$688.7
Current liabilities	$60.2	$34.5
Non-current liabilities	$8.9	$9.0

Alkermes Plc [Member]
Summarized Balance Sheet

2011
Current assets	$355.7
Non-current assets	$1,148.4
Current liabilities	$0.9
Non-current liabilities	$504.1